Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Current and Deferred Income Tax (Expenses) Benefits
The following table presents the current and deferred income tax (expense) benefits (in USD thousands):

	For the year ended December 31,
	2024	2023	2022
Current income tax expense
Current year	$(1,115)	$(215)	$(310)
Uncertain tax positions	(155)	(40)	328
Total current income tax expense	$(1,270)	$(255)	$18

Deferred income tax (expense) benefit
Origination and reversal of temporary differences	$47	$(231)	$118

Total deferred income tax (expense) benefit	$47	$(231)	$118

Total income tax (expense) benefit	$(1,223)	$(486)	$136

Summary of Expected Tax Expense to Tax Expense Report in Statement of Loss
The following table presents the reconciliation of the expected tax expense to the tax expense report in the statement of loss (in USD thousands):

	For the year ended December 31,
	2024	2023	2022
Loss before tax	$(61,270)	$(77,893)	$(87,585)
Tax at Swiss statutory rate	8,222	10,453	11,749
Effect of tax rates in foreign jurisdictions	(893)	(833)	(292)
Tax effect of:
Unrecognized deferred tax assets	(6,025)	(8,879)	(9,386)
Income not subject to tax	249	303	325
Expense not deductible for tax purposes	(2,263)	(2,085)	(2,265)
Uncertain tax positions	(155)	(40)	328
Recognition of deferred tax assets from previously unrecognized tax assets	—	—	509
2018-2019 French tax assessment	—	—	(427)
Other	(358)	595	(405)
Income tax (expense)/benefit	$(1,223)	$(486)	$136

Summary of Movement in Deferred Tax Balances	The following table presents the changes in the Company’s deferred tax assets and deferred tax liabilities (in USD thousands):

	Depreciation & amortization	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2024	$(19)	$—	$(761)	$794	$696	$1,010	$1,720
Recognized in profit or loss	(123)	—	(166)	287	(91)	140	47
Currency translation differences	6	—	30	(34)	(2)	—	—
December 31, 2024	$(136)	$—	$(897)	$1,047	$603	$1,150	$1,767
Deferred tax assets	—	—	—	1,047	670	1,150	2,867
Deferred tax liabilities	(136)	—	(897)	—	(67)	—	(1,100)

	Depreciation & amortization	Accrued pension	ROU asset	Lease liability	Other	Net operating loss carryforward	Total
January 1, 2023	$(80)	$9	$(302)	$511	$852	$950	$1,940
Recognized in profit or loss	62	54	(447)	270	(155)	36	(180)
Recognized in OCI	—	(64)	—	—	—	—	(64)
Currency translation differences	(1)	1	(12)	13	(1)	24	24
December 31, 2023	$(19)	$—	$(761)	$794	$696	$1,010	$1,720
Deferred tax assets	—	—	—	794	806	1,010	2,610
Deferred tax liabilities	(19)	—	(761)	—	(110)	—	(890)
The following table consists of the gross tax loss carryforwards and the deferred tax assets that have not been recognized because it is not probable that there will be future taxable profits to use these benefits (in USD thousands):

	December 31,
	2024		2023
	Gross amount	Tax effect	Gross amount	Tax effect
Deductible temporary differences	$4,623	$661	$4,652	$710
Net operating loss carryforwards	347,533	46,544	344,887	44,614
Total	$352,156	$47,205	$349,539	$45,324

Summary of Expiring Amounts of Unrecognized Net Operating Loss Carryforwards	As of December 31, 2024 and 2023, the Company had the following expiring amounts of unrecognized NOL carryforwards (in USD thousands):

	December 31,
	2024	2023
One year	$15,853	$17,873
Two years	23,958	17,103
Three years	49,729	25,846
Four years	68,886	53,648
Thereafter and unlimited	189,107	230,417
Net operating loss carryforwards	$347,533	$344,887